Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

19. Subsequent events

From January 1, 2023 and up to January 27, 2023, the Company repurchased a total of 582,178 common shares for a total investment of $10,000.

In February 2023, the Company declared a dividend of $0.375 per Class A common share from the earnings of the fourth quarter of 2022 to be paid on March 6, 2023 to common shareholders of record as of February 22, 2023 amounting to $13,548.

In February 2023, the Company agreed to sell GSL Amstel, a 1,118 TEU feeder and non-core asset with imminent special survey and dry-docking requirements, for approximately its book value as at December 31, 2022.